Loans - Schedule of Loans Not Rated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 178,041	$ 164,028
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	914	951
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	811	911
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	156,497	144,098
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	3,513	4,760
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	16,306	13,308
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	177,095	163,333
Performing [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	914	951
Performing [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	811	911
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	155,608	143,440
Performing [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	3,513	4,760
Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	16,249	13,271
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	946	695
Nonperforming [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	889	658
Nonperforming [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 57	$ 37